Schedule of Components of Income Tax Provision (Benefit) (Details) - Ocean Biomedical Inc [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statutory federal income tax rate	21.00%	21.00%
Change in valuation allowance	(21.00%)	(21.00%)
Income tax provision (benefit)	0.00%	0.00%